Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income expense [abstract]
Research and development	$ 296	$ 291	$ 276
Income from brazilian tax credits	481
Income from interest on brazilian tax credits	315	$ 118
Decrease in net gain disposal of property plant and equipment and net rental and other operating income	$ 128